Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue
Schedule of disaggregation of revenues by product type and geographic area

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Coffee & tea	$445,466	$344,919
Flavors, extracts & ingredients	98,850	72,460
Other	6,697	7,527
Total product revenues	$551,013	$424,906

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
United States	$547,201	$421,670
All other countries	3,812	3,236
Total product revenues	$551,013	$424,906